Segment information - Segment assets - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Non-current financial assets related to Mobile Finance Services activities	€ 900	€ 1,210	€ 1,259
Current financial assets related to Mobile Financial Services activities	2,381	2,075	3,095
Operating segments [member] | Orange brand [member]
Disclosure of operating segments [line items]
Intangible assets	3,133
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Financial assets	3,290	4,803	6,001
Enterprise, operating segment [member] | Operating segments [member] | FRANCE
Disclosure of operating segments [line items]
Tangible and intangible assets	564	573	642
International Carriers and Shared Services, operating segment [member] | FRANCE
Disclosure of operating segments [line items]
Tangible and intangible assets	1,687
International Carriers and Shared Services, operating segment [member] | Operating segments [member] | FRANCE
Disclosure of operating segments [line items]
Tangible and intangible assets		1,731	1,736
Mobile Financial Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current financial assets related to Mobile Finance Services activities	900
Current financial assets related to Mobile Financial Services activities	2,385	2,077	€ 3,098
Mobile Financial Services, operating segment [member] | Operating segments [member] | Installment receivables [member]
Disclosure of operating segments [line items]
Current financial assets related to Mobile Financial Services activities, trade receivables sold by subsidiary	€ 433	€ 183